Share-Based Payments - Summary of Performance Rights (Parenthetical) (Details) - shares			12 Months Ended
	Jan. 28, 2022	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights awarded			4,676,946	3,500,000
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights awarded			5,344,777
Performance Rights | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights awarded		800,000
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights awarded	667,831		667,831
Grant date	Jan. 28, 2022		Jan. 28, 2022